Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	ADVISORONE FUNDS
Central Index Key	0001029068
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Mar. 27, 2013
Prospectus Date	Apr. 01, 2013